Summary of significant accounting policies (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Cash and cash equivalents	$ 687,739	$ 2,730,105
Grant income	$ 137,500	$ 264,333
Restricted Stock [Member]
Share outstanding	623,855	1,353,055
Patents [Member]
Useful lives		15 years
Minimum [Member]
Estimated useful lives		P3Y
Maximum [Member]
Estimated useful lives		P10Y
National Science Foundation [Member]
Grant income		$ 67,000
North Carolina National Science Foundation [Member]
Grant income		$ 67,000